Schedule of carrying amounts of financial instruments exposed to interest rate risk (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Fixed deposits with financial institutions	$ 718,935	$ 681,313